Loans and Leases Held for Investment, Net Schedule of Changes in Accretable Yields of Acquired Loans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accretable Yield	$ 160,846	$ 220,408	$ 207,723
Additions	12,174	75,481
Accretion	(72,766)	(64,200)
Reclassifications (from) to accretable yield	37,161	1,404
Transfers to Loans Held-for-sale	(36,131)
Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accretable Yield	101,183	111,868	86,869
Additions	12,174	44,954
Accretion	(42,904)	(32,270)
Reclassifications (from) to accretable yield	20,045	12,315
Transfers to Loans Held-for-sale	0
Commercial and Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accretable Yield	59,663	108,540	120,854
Additions	0	30,527
Accretion	(29,862)	(31,930)
Reclassifications (from) to accretable yield	17,116	(10,911)
Transfers to Loans Held-for-sale	$ (36,131)